Equipment Lease Obligations - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Capital leased assets, depreciation expense	$ 73	$ 73	$ 219	$ 219	$ 366	$ 245
Equipment
Capital Leased Assets [Line Items]
Capital leased assets, gross	$ 2,853		$ 2,853		$ 2,853